Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended
		Apr. 30, 2024	Apr. 12, 2024	Mar. 31, 2024	Mar. 22, 2024	Mar. 07, 2024	Mar. 06, 2024	Feb. 06, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 15, 2024	Mar. 05, 2024	Feb. 29, 2024
Subsequent Events (Details) [Line Items]
Number of shares granted (in Shares)													1,287,760
Percentage of development costs													50.00%
Reimburse of development costs									$ 3,300
Research and development expense	[1]											$ 25,691	$ 49,557
Gross proceeds				$ 3,000
Converted into shares value													$ 2,931
Lease term												1 year	1 year	39 months 15 days
Lease payment													$ 74
Clinical Development Milestones [Member]
Subsequent Events (Details) [Line Items]
Non-refundable milestone payments								$ 12,000		$ 12,000
Certain Regulatory Milestones [Member]
Subsequent Events (Details) [Line Items]
Non-refundable milestone payments								$ 10,000		$ 10,000
Warrant [Member]
Subsequent Events (Details) [Line Items]
Percentage of warrant purchase								1.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)							$ 0.15
Research initiation fee							$ 800
Percentage of development costs				50.00%			50.00%
Research and development expense											$ 900
Gross proceeds from common stock							$ 50,000
Lease term			39 months 15 days
Lease payment			$ 1,400
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)							$ 12
Subsequent Event [Member] | Option [Member]
Subsequent Events (Details) [Line Items]
Number of shares granted (in Shares)					399,222	779,971
Board of Directors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Restricted stock awards authorized (in Shares)				1,022,804						1,022,804	1,022,804					1,184,749
Price per share (in Dollars per share)				$ 0.0001						$ 0.0001	$ 0.0001					$ 0.0001
Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount							$ 25,000
Converted into shares value							$ 25,000
Interest rate							12.00%
Convertible Notes [Member] | Subsequent Event [Member] | Convertible Note Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Principal amount							$ 30,000
2024 Plan [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares of common stock available for issuance (in Shares)						498,789									213,085
2024 Plan [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares of common stock available for issuance (in Shares)						1,179,193									498,789
Paragon [Member]
Subsequent Events (Details) [Line Items]
Research initiation fee								$ 800
Paragon [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Accrued development costs							$ 5,900
Payment to related party		$ 3,300
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares issued (in Shares)												2,439,000	2,439,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)							$ 0.15
Preferred stock, shares issued (in Shares)							20,000,000
Gross proceeds							$ 3,000
Stock issuance cost							$ 100
Conversion price per share (in Dollars per share)							$ 0.5712
Series A Preferred Stock [Member] | Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount							$ 25,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share)							$ 0.26

[1]	Includes related party amount of $13,537 for the three months ended September 30, 2024 and $33,967 for the period from February 6, 2024 (inception) to September 30, 2024